Note 2 - Summary of Presentation - Assumptions Used in Measuring Fair Value of MSRs (Details)	Dec. 31, 2022	Dec. 31, 2021
Measurement Input, Discount Rate [Member]
MSRs, assumption	0.115	0.114
Measurement Input, Prepayment Rate [Member]
MSRs, assumption	0.031	0.044